Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 408	$ 406	$ 385
Increase related to prior year tax positions	0	2	0
Decrease related to prior year tax positions	0	0	(4)
Increase related to current year tax positions	0	0	25
Ending Balance	$ 408	$ 408	$ 406